Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions	3 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	$ 823
Gains/(losses) recorded in income	25
Gains/(losses) recorded in OCI	10
Purchases/ Issuances	48
Sales/ Settlements	(28)
Transfers into/out of Level 3	(1)
Fair value, ending balance	877	$ 823
Change in unrealized gains/(losses)recorded in income for instruments still held	17
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Change in unrealized gains/(losses)recorded in income for instruments still held	0
Fair value, beginning balance	(42)	(45)	$ (9)
Gains/(losses) recorded in income		2	(13)
Purchases/ Issuances		1	(35)
Transfers into/out of Level 3			(3)
Fair value, ending balance		(42)	(60)
Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(42)
Gains/(losses) recorded in income	14
Fair value, ending balance	(36)	(42)
Change in unrealized gains/(losses)recorded in income for instruments still held	6
Purchases/ Issuances	(14)
Sales/ Settlements	7
Transfers into/out of Level 3	(1)
Derivative financial liabilities [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(46)
Purchases/ Issuances	(14)
Sales/ Settlements	6
Transfers into/out of Level 3	12
Fair value, ending balance	(42)	(46)
Derivative financial liabilities [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(10)
Gains/(losses) recorded in income	4
Sales/ Settlements	1
Transfers into/out of Level 3	2
Fair value, ending balance	(3)	(10)
Change in unrealized gains/(losses)recorded in income for instruments still held	4
Derivative financial liabilities [member] | Commodity Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(13)
Gains/(losses) recorded in income	13
Fair value, ending balance		(13)
Precious metals [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	3	23	1
Gains/(losses) recorded in income		1
Sales/ Settlements	(3)	(21)	(1)
Fair value, ending balance		3
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	39	41	14
Gains/(losses) recorded in income		1	2
Purchases/ Issuances			2
Sales/ Settlements	(24)	(3)
Fair value, ending balance	15	39	18
Trading assets [member] | Corporate debt and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	19
Sales/ Settlements	(4)
Fair value, ending balance	15	19
Trading assets [member] | Trading loans [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	20
Sales/ Settlements	(20)
Fair value, ending balance		20
Change in unrealized gains/(losses)recorded in income for instruments still held	0
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	823	820	861
Gains/(losses) recorded in income	11	(21)	19
Gains/(losses) recorded in OCI	10	(10)	(1)
Purchases/ Issuances	62	58	54
Sales/ Settlements	(8)	(24)	(13)
Fair value, ending balance	898	823	$ 920
Change in unrealized gains/(losses)recorded in income for instruments still held	11
Investment securities [member] | Other foreign governments debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	23
Gains/(losses) recorded in OCI	2
Fair value, ending balance	25	23
Investment securities [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	15
Gains/(losses) recorded in OCI	13
Purchases/ Issuances	4
Fair value, ending balance	32	15
Investment securities [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	785
Gains/(losses) recorded in income	11
Gains/(losses) recorded in OCI	(5)
Purchases/ Issuances	58
Sales/ Settlements	(8)
Fair value, ending balance	841	785
Change in unrealized gains/(losses)recorded in income for instruments still held	11
Derivative Financial Assets [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	21
Gains/(losses) recorded in income	1
Transfers into/out of Level 3	(14)
Fair value, ending balance	8	21
Change in unrealized gains/(losses)recorded in income for instruments still held	1
Derivative Financial Assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	1
Gains/(losses) recorded in income	1
Transfers into/out of Level 3	(1)
Fair value, ending balance	1	1
Change in unrealized gains/(losses)recorded in income for instruments still held	1
Derivative Financial Assets [member] | Commodity Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	5
Gains/(losses) recorded in income	$ (5)
Fair value, ending balance		$ 5